ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables Disclosure Current [Abstract]
Accrued Expenses and Other Payables Disclosure Current [Text Block]

13.         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the followings:

	December 31,	December 31,
	2011	2010
Accrued payroll	$-	$302,090
Accrued employee benefits	154,710	212,437
Other accrued expenses	7,065	70,000
Interest payable for convertible notes	-	35,386
Other payables	530,496	300,622
	$692,271	$920,535